LONG-TERM DEBT, NET (2017 Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Jul. 03, 2017	Jun. 06, 2017	Feb. 07, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Total long-term debt				$ 3,619,139	$ 3,821,519
Loss on extinguishment of debt				49,337	17,435	$ 481
Costs associated with debt modification				$ 2,793	$ 8,101	$ 7,603
2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Interest rate per annum	4.875%
Maturity date				Jun. 06, 2025
Costs associated with debt modification				$ 2,793
2017 Senior Notes [Member] | Prior to June 6, 2020 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption	35.00%
First 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 650,000
Purchase price as percentage of principal		100.00%
Second 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Purchase price as percentage of principal	100.75%
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 1,000,000
Interest rate per annum			5.00%
Purchase price as percentage of principal			100.00%
Maturity date				Feb. 15, 2021
Loss on extinguishment of debt				$ 48,398